Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Loss Before Provision For Income Taxes
Loss before provision for income taxes, includes the components for the years ended December 31, 2024 and 2023, as follows (in thousands):

	2024	2023
Domestic	(35,548)	$(45,548)
Foreign	(4,086)	(4,754)

Loss before provision for income taxes	(39,634)	$(50,302)

Schedule of Components of The Deferred Tax Assets And Liabilities
The components of the deferred tax assets and liabilities at December 31, 2024 and 2023, are as follows (in thousands):

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$37,760	$31,513
Depreciable assets	223	276
Intangible assets	843	559
Research and development capitalization	17,883	14,841
Inventory allowance	3,675	4,926
Accrued liabilities and other	1,787	1,459
Uniform capitalization	304	959
Sales return allowance	204	284
Warrants	1,019	606

Total deferred tax assets	63,698	55,423
Less: valuation allowance	(63,698)	(55,423)

Net deferred tax assets	—	—

Schedule of Provision for Income Taxes and Effective Tax Rates
The following table presents the provision for income taxes and the effective tax rates for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three months ended September 30,		Nine months Ended September 30,
	2025	2024	2025	2024
Loss before income taxes	$(8,999)	$(9,425)	$(25,761)	$(29,445)
Income tax expense	(3)	(13)	(21)	(25)
Effective tax rate	0.0%	0.1%	0.1%	0.1%

For the years ended December 31, 2024 and 2023, the income tax provision related to continuing operations differs from the amounts computed by applying the statutory income tax rate of 21% to pre-tax
loss as follows (in thousands):

	2024	2023
U.S. Federal benefit	$(8,323)	$(10,563)
Permanent items	90	156
Foreign tax differential	126	(108)
Other	(139)	(4)
Change in valuation allowance	8,274	10,549

Total	$28	$30